Quarterly Report
September 30, 2021
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.9%
Aerospace & Defense – 1.5%
Boeing Co., 5.15%, 5/01/2030	$1,171,000	$1,374,391
Boeing Co., 3.75%, 2/01/2050	342,000	345,190
Raytheon Technologies Corp., 1.9%, 9/01/2031	293,000	284,308
TransDigm, Inc., 6.25%, 3/15/2026 (n)	609,000	634,883
TransDigm, Inc., 4.625%, 1/15/2029	633,000	630,626
		$3,269,398
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$411,000	$449,247
Asset-Backed & Securitized – 1.5%
ACREC 2021-FL1 Ltd., “A”, FLR, 1.235% (LIBOR - 1mo. + 1.15%), 10/18/2036 (n)	$656,500	$656,500
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.685% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	76,787	83,998
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.389%, 7/15/2054 (i)	7,069,759	687,286
JPMorgan Chase Commercial Mortgage Securities Corp., 5.787%, 7/15/2042 (n)	103,784	85,343
KREF Ltd., 2018-FT1, “A”, FLR, 1.154% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	288,000	288,000
KREF Ltd., 2018-FT1, “AS”, FLR, 1.384% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	316,500	316,500
Lehman Brothers Commercial Conduit Mortgage Trust, 1.093%, 2/18/2030 (i)	11,890	0
PFP III, 2021-8, “A”, FLR, 1.1% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	575,000	574,591
PFP III, 2021-8, “AS”, FLR, 1.35% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	603,000	602,184
		$3,294,402
Automotive – 2.4%
Aptiv PLC, 5.4%, 3/15/2049	$293,000	$399,099
Hyundai Capital America, 3%, 2/10/2027 (n)	1,274,000	1,339,917
Hyundai Capital America, 2%, 6/15/2028 (n)	1,255,000	1,232,883
Hyundai Capital America, 6.375%, 4/08/2030 (n)	352,000	452,007
Lear Corp., 3.8%, 9/15/2027	985,000	1,089,114
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	604,000	645,742
		$5,158,762
Broadcasting – 2.0%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$416,602
Discovery, Inc., 5.3%, 5/15/2049	600,000	749,536
Prosus N.V., 3.832%, 2/08/2051 (n)	542,000	493,345
Walt Disney Co., 3.5%, 5/13/2040	1,825,000	2,014,823
Walt Disney Co., 3.6%, 1/13/2051	593,000	660,552
		$4,334,858
Brokerage & Asset Managers – 2.5%
Banco BTG Pactual S.A. (Cayman Islands), 7.75% to 2/15/2024, FLR (CMT - 5yr. + 5.257%) to 2/15/2029 (n)	$309,000	$330,352
Brookfield Finance, Inc., 2.34%, 1/30/2032	1,147,000	1,128,606
Charles Schwab Corp., 1.95%, 12/01/2031	1,724,000	1,691,914
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,456,000	1,440,012
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	412,000	387,719
Intercontinental Exchange, Inc., 3%, 9/15/2060	413,000	397,644
		$5,376,247
Building – 1.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$1,091,888
Vulcan Materials Co., 3.5%, 6/01/2030	671,000	736,624
Vulcan Materials Co., 4.5%, 6/15/2047	447,000	542,231
		$2,370,743

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 5.0%
Equinix, Inc., 2.625%, 11/18/2024	$838,000	$877,584
Equinix, Inc., 2.5%, 5/15/2031	934,000	940,356
Equinix, Inc., 3%, 7/15/2050	661,000	626,912
Fiserv, Inc., 2.25%, 6/01/2027	817,000	842,694
Fiserv, Inc., 4.4%, 7/01/2049	711,000	851,312
Global Payments, Inc., 2.9%, 5/15/2030	963,000	993,602
IHS Markit Ltd., 4.25%, 5/01/2029	465,000	529,923
Mastercard, Inc., 3.85%, 3/26/2050	965,000	1,147,516
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.15%, 5/01/2027 (n)	379,000	404,148
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	753,000	760,009
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	646,000	667,204
Visa, Inc., 3.65%, 9/15/2047	865,000	995,814
Visa, Inc., 2%, 8/15/2050	1,117,000	962,925
		$10,599,999
Cable TV – 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$304,000	$313,643
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	305,000	314,150
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	58,000	76,264
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,079,000	1,291,882
Comcast Corp., 1.95%, 1/15/2031	371,000	364,077
Comcast Corp., 2.8%, 1/15/2051	1,333,000	1,261,737
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	594,000	620,730
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	292,000	315,725
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	644,000	646,986
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	1,045,096
		$6,250,290
Chemicals – 0.7%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)	$548,000	$553,485
RPM International, Inc., 4.55%, 3/01/2029	131,000	149,671
RPM International, Inc., 4.25%, 1/15/2048	67,000	74,629
Sherwin-Williams Co., 4.5%, 6/01/2047	500,000	606,092
		$1,383,877
Computer Software – 0.5%
Microsoft Corp., 2.525%, 6/01/2050	$1,047,000	$1,007,483
Computer Software - Systems – 2.2%
Apple, Inc., 2.05%, 9/11/2026 (f)	$2,000,000	$2,081,213
Apple, Inc., 1.7%, 8/05/2031	717,000	697,734
Apple, Inc., 2.7%, 8/05/2051	727,000	701,014
Commscope, Inc., 4.75%, 9/01/2029 (n)	1,156,000	1,154,555
		$4,634,516
Conglomerates – 2.3%
Carrier Global Corp., 2.722%, 2/15/2030	$918,000	$949,727
Carrier Global Corp., 3.377%, 4/05/2040	608,000	637,950
Otis Worldwide Corp., 2.565%, 2/15/2030	1,339,000	1,374,631
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	1,501,000	1,592,740
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	337,000	387,853
		$4,942,901
Consumer Products – 1.5%
Mattel, Inc., 3.75%, 4/01/2029 (n)	$1,102,000	$1,148,835
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	1,876,000	2,020,029
		$3,168,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.1%
Booking Holdings, Inc., 3.6%, 6/01/2026	$1,761,000	$1,937,141
Booking Holdings, Inc., 3.55%, 3/15/2028	334,000	370,880
		$2,308,021
Containers – 0.7%
Ball Corp., 4.875%, 3/15/2026	$587,000	$647,167
Ball Corp., 2.875%, 8/15/2030	878,000	852,209
		$1,499,376
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,261,000	$1,362,105
Electronics – 1.8%
Broadcom, Inc., 4.3%, 11/15/2032	$1,056,000	$1,183,389
Broadcom, Inc., 3.469%, 4/15/2034 (n)	512,000	527,225
Broadcom, Inc., 3.187%, 11/15/2036 (n)	976,000	974,873
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,150,000	1,237,354
		$3,922,841
Emerging Market Quasi-Sovereign – 0.8%
Ecopetrol S.A., 5.375%, 6/26/2026	$301,000	$327,142
Ecopetrol S.A., 6.875%, 4/29/2030	451,000	527,895
Qatar Petroleum, 3.125%, 7/12/2041 (n)	781,000	780,625
		$1,635,662
Energy - Independent – 0.5%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$612,000	$635,480
Hess Corp., 5.8%, 4/01/2047	297,000	386,786
		$1,022,266
Energy - Integrated – 1.6%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$551,000	$627,620
Cenovus Energy, Inc., 2.65%, 1/15/2032	604,000	592,582
Cenovus Energy, Inc., 3.75%, 2/15/2052	143,000	138,960
Eni S.p.A., 4.75%, 9/12/2028 (n)	761,000	889,601
Eni S.p.A., 4.25%, 5/09/2029 (n)	650,000	742,954
Total Capital International S.A., 3.127%, 5/29/2050	437,000	439,397
		$3,431,114
Entertainment – 0.5%
Royal Caribbean Cruises, 4.25%, 7/01/2026 (n)	$1,093,000	$1,070,648
Financial Institutions – 2.1%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	$1,576,000	$1,674,069
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	294,000	290,991
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	243,000	261,362
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	673,674
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	621,000	640,428
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	841,000	838,843
		$4,379,367
Food & Beverages – 4.0%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$594,000	$650,580
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	527,000	615,151
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	766,556
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	544,426
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	534,000	561,368
Aramark Services, Inc., 5%, 2/01/2028 (n)	539,000	553,823
Constellation Brands, Inc., 2.875%, 5/01/2030	168,000	174,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 2.25%, 8/01/2031	$761,000	$748,806
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	262,743
Diageo Capital PLC, 2.375%, 10/24/2029	1,023,000	1,053,221
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	630,000	682,769
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	714,000	797,895
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	308,000	342,564
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	308,000	320,483
SYSCO Corp., 2.4%, 2/15/2030	148,000	150,221
SYSCO Corp., 4.45%, 3/15/2048	268,000	318,451
		$8,543,818
Gaming & Lodging – 2.6%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$1,601,486
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	922,000	989,085
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	588,000	579,180
Las Vegas Sands Corp., 3.9%, 8/08/2029	856,000	872,534
Marriott International, Inc., 4%, 4/15/2028	1,026,000	1,127,056
Marriott International, Inc., 2.85%, 4/15/2031	325,000	329,154
		$5,498,495
Insurance - Health – 1.5%
Centene Corp., 2.45%, 7/15/2028	$600,000	$603,000
UnitedHealth Group, Inc., 2.3%, 5/15/2031	86,000	87,745
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	2,099,596
UnitedHealth Group, Inc., 3.25%, 5/15/2051	287,000	303,489
		$3,093,830
Insurance - Property & Casualty – 1.3%
Aon Corp., 3.75%, 5/02/2029	$1,376,000	$1,531,672
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	347,000	359,801
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	874,000	953,359
		$2,844,832
Machinery & Tools – 0.9%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$515,000	$552,718
CNH Industrial Capital LLC, 1.875%, 1/15/2026	288,000	291,880
CNH Industrial Capital LLC, 3.85%, 11/15/2027	905,000	1,009,163
		$1,853,761
Major Banks – 12.9%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$827,000	$802,830
Bank of America Corp., 3.5%, 4/19/2026	2,000,000	2,183,852
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	380,427
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	721,000	696,066
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR + 1.58%) to 4/22/2042	1,498,000	1,571,815
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	431,000	457,099
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	849,000	871,398
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	447,000	440,683
Credit Suisse Group AG, 4.194% to 4/01/2030, FLR (SOFR + 3.73%) to 4/01/2031 (n)	694,000	777,314
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	250,000	255,631
Credit Suisse Group AG, 4.5% to 3/03/2031, FLR (CMT - 1yr. + 3.554%) to 6/09/2070 (n)	452,000	442,960
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	339,000	348,905
Goldman Sachs Group, Inc., 2.908%, 7/21/2042	1,142,000	1,125,957
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	1,345,000	1,330,089
HSBC Holdings PLC, 5.25%, 3/14/2044	293,000	380,997
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	731,261
JPMorgan Chase & Co., 3.54%, 5/01/2028	1,709,000	1,866,632
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	1,275,451
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	506,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	$2,000,000	$2,062,186
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	2,049,000	2,258,338
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR + 1.485%) to 4/22/2042	459,000	480,169
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	1,448,000	1,443,699
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,054,000	1,005,307
Toronto Dominion Bank, 1.25%, 9/10/2026	712,000	706,854
Toronto Dominion Bank, 2%, 9/10/2031	1,423,000	1,398,492
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	454,000	482,181
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	961,000	970,802
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	355,861
		$27,610,157
Medical & Health Technology & Services – 3.9%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$1,215,000	$1,240,620
Alcon, Inc., 3.8%, 9/23/2049 (n)	492,000	546,600
Becton, Dickinson and Co., 3.734%, 12/15/2024	44,000	47,547
Becton, Dickinson and Co., 4.685%, 12/15/2044	847,000	1,055,491
Becton, Dickinson and Co., 4.669%, 6/06/2047	423,000	528,119
HCA, Inc., 5.25%, 6/15/2026	978,000	1,122,274
HCA, Inc., 5.875%, 2/01/2029	807,000	969,762
HCA, Inc., 3.5%, 9/01/2030	122,000	129,246
HCA, Inc., 5.125%, 6/15/2039	207,000	256,875
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	856,000	889,110
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	596,679
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	847,000	844,843
		$8,227,166
Medical Equipment – 1.2%
Boston Scientific Corp., 3.75%, 3/01/2026	$548,000	$602,912
Boston Scientific Corp., 2.65%, 6/01/2030	339,000	349,837
Danaher Corp., 2.6%, 10/01/2050	1,245,000	1,186,147
Teleflex, Inc., 4.625%, 11/15/2027	125,000	130,313
Teleflex, Inc., 4.25%, 6/01/2028 (n)	191,000	198,466
		$2,467,675
Metals & Mining – 2.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$389,000	$386,660
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	827,000	821,468
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	454,000	455,543
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	897,000	926,915
Freeport-McMoRan Copper & Gold, Inc., 4.625%, 8/01/2030	817,000	883,381
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	293,000	286,841
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	611,000	614,654
Novelis Corp., 4.75%, 1/30/2030 (n)	781,000	822,159
		$5,197,621
Midstream – 4.0%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$512,000	$555,622
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	461,000	467,482
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	461,000	474,830
Energy Transfer LP, 3.75%, 5/15/2030	307,000	331,732
Energy Transfer Operating Co., 5%, 5/15/2050	409,000	471,873
Enterprise Products Operating LLC, 3.7%, 1/31/2051	1,201,000	1,270,413
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,335,857	1,349,247
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	489,000	479,880
Plains All American Pipeline, 4.9%, 2/15/2045	309,000	333,005
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	301,000	333,562
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	476,000	500,784
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	150,948

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	$289,000	$340,123
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	1,139,943
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	203,000	233,980
		$8,433,424
Municipals – 0.7%
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	$1,146,000	$1,164,443
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 2.746%, 6/01/2034 (w)	340,000	344,325
		$1,508,768
Natural Gas - Distribution – 2.4%
NiSource, Inc., 2.95%, 9/01/2029	$1,371,000	$1,432,721
NiSource, Inc., 5.65%, 2/01/2045	475,000	651,588
Sempra Energy, 3.25%, 6/15/2027	2,779,000	3,010,306
		$5,094,615
Natural Gas - Pipeline – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,682,586
Network & Telecom – 1.8%
AT&T, Inc., 2.75%, 6/01/2031	$741,000	$760,859
AT&T, Inc., 2.55%, 12/01/2033	753,000	740,815
AT&T, Inc., 3.3%, 2/01/2052	545,000	527,701
AT&T, Inc., 3.55%, 9/15/2055	728,000	717,913
Verizon Communications, Inc., 2.1%, 3/22/2028	159,000	161,399
Verizon Communications, Inc., 3.15%, 3/22/2030	310,000	331,532
Verizon Communications, Inc., 3.4%, 3/22/2041	580,000	605,718
		$3,845,937
Oils – 0.3%
Puma International Financing S.A., 5%, 1/24/2026	$604,000	$605,510
Other Banks & Diversified Financials – 0.6%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$834,599
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	416,000	421,200
		$1,255,799
Personal Computers & Peripherals – 0.9%
Equifax, Inc., 3.1%, 5/15/2030	$502,000	$530,748
Equifax, Inc., 2.35%, 9/15/2031	1,449,000	1,426,452
		$1,957,200
Real Estate - Apartment – 0.6%
American Homes 4 Rent, L.P., 2.375%, 7/15/2031	$677,000	$670,624
American Homes 4 Rent, L.P., 3.375%, 7/15/2051	674,000	683,391
		$1,354,015
Real Estate - Office – 0.6%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$790,000	$773,964
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	594,000	600,025
		$1,373,989
Real Estate - Other – 0.6%
Lexington Realty Trust Co., 2.375%, 10/01/2031	$751,000	$728,169
Sun Communities, Inc., 2.7%, 7/15/2031	482,000	487,053
		$1,215,222

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 1.0%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$114,000	$128,056
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	418,000	466,758
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	586,000	577,367
Spirit Realty, LP, 4.45%, 9/15/2026	303,000	338,384
Spirit Realty, LP, 3.2%, 2/15/2031	368,000	382,125
STORE Capital Corp., 4.5%, 3/15/2028	119,000	134,164
STORE Capital Corp., 4.625%, 3/15/2029	179,000	202,788
		$2,229,642
Restaurants – 0.3%
Yum! Brands, Inc., 4.625%, 1/31/2032	$608,000	$649,040
Retailers – 2.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$1,055,000	$1,129,660
Home Depot, Inc., 3.3%, 4/15/2040	1,070,000	1,159,326
Home Depot, Inc., 4.875%, 2/15/2044	760,000	994,701
Kohl's Corp., 3.375%, 5/01/2031	827,000	851,049
MercadoLibre, Inc., 3.125%, 1/14/2031	790,000	762,358
		$4,897,094
Specialty Stores – 0.4%
Nordstrom, Inc., 4.25%, 8/01/2031	$605,000	$612,719
Nordstrom, Inc., 5%, 1/15/2044	288,000	282,421
		$895,140
State & Local Agencies – 0.9%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	$1,500,000	$1,921,808
Telecommunications - Wireless – 4.1%
American Tower Corp., REIT, 3.6%, 1/15/2028	$1,133,000	$1,233,528
American Tower Corp., REIT, 3.8%, 8/15/2029	553,000	613,220
American Tower Corp., REIT, 2.95%, 1/15/2051	565,000	532,854
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	793,000	778,893
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	916,634
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	378,512
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	581,777
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	556,000	581,298
T-Mobile USA, Inc., 2.625%, 4/15/2026	597,000	610,433
T-Mobile USA, Inc., 2.05%, 2/15/2028	795,000	801,360
T-Mobile USA, Inc., 4.5%, 4/15/2050	613,000	714,616
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	1,064,000	1,077,343
		$8,820,468
Telephone Services – 0.5%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$959,000	$1,021,111
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$421,000	$625,552
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	243,484
		$869,036
Utilities - Electric Power – 6.0%
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	$597,000	$724,575
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050	195,000	235,756
CenterPoint Energy, Inc., 2.65%, 6/01/2031	613,000	625,954
Dominion Energy, Inc., 2.25%, 8/15/2031	1,004,000	1,000,838
Duke Energy Corp., 3.3%, 6/15/2041	310,000	314,906
Duke Energy Corp., 3.75%, 9/01/2046	1,234,000	1,317,696
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	471,000	521,392

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	$460,000	$571,176
Evergy, Inc., 2.9%, 9/15/2029	1,510,000	1,584,701
FirstEnergy Corp., 4.4%, 7/15/2027	707,000	775,706
FirstEnergy Corp., 3.4%, 3/01/2050	587,000	564,318
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	614,000	628,983
Pacific Gas & Electric Co., 2.1%, 8/01/2027	544,000	530,894
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,043,000	992,703
Pacific Gas & Electric Co., 4.95%, 7/01/2050	307,000	326,608
Southern California Edison Co., 4.5%, 9/01/2040	273,000	308,886
Southern California Edison Co., 3.65%, 2/01/2050	795,000	812,216
Southern California Edison Co., 2.95%, 2/01/2051	288,000	262,980
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	614,502
		$12,714,790
Total Bonds		$204,555,536
Municipal Bonds – 0.2%
State & Local Agencies – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046 (w)	$330,000	$335,995
Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 0.04% (v)	9,714,565	$9,714,566

Other Assets, Less Liabilities – (0.6)%		(1,295,355)
Net Assets – 100.0%		$213,310,742
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,714,566 and $204,891,531, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $56,860,810, representing 26.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	138	$20,044,500	December – 2021	$363,881
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	98	$21,565,359	December – 2021	$(17,281)
At September 30, 2021, the fund had liquid securities with an aggregate value of $418,325 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$1,635,662	$—	$1,635,662
Municipal Bonds	—	3,766,571	—	3,766,571
U.S. Corporate Bonds	—	146,072,958	—	146,072,958
Commercial Mortgage-Backed Securities	—	2,605,904	—	2,605,904
Asset-Backed Securities (including CDOs)	—	688,498	—	688,498
Foreign Bonds	—	50,121,938	—	50,121,938
Mutual Funds	9,714,566	—	—	9,714,566
Total	$9,714,566	$204,891,531	$—	$214,606,097
Other Financial Instruments
Futures Contracts – Assets	$363,881	$—	$—	$363,881
Futures Contracts – Liabilities	(17,281)	—	—	(17,281)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,930,371	$77,122,806	$72,338,611	$—	$—	$9,714,566
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,156	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.